INCOME TAXES (Tables)	12 Months Ended
Aug. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of Current and Deferred Income Taxes Expense

	Fiscal
	2023	2022	2021
Current taxes
U.S. federal	$422,435	$298,685	$218,064
U.S. state and local	220,043	152,862	95,662
Non-U.S.	1,762,277	1,968,954	1,395,915
Total current tax expense	2,404,755	2,420,501	1,709,641
Deferred taxes
U.S. federal	(334,942)	(202,318)	7,767
U.S. state and local	(63,098)	(48,597)	(5,400)
Non-U.S.	129,087	37,621	58,563
Total deferred tax (benefit) expense	(268,953)	(213,294)	60,930
Total	$2,135,802	$2,207,207	$1,770,571

Schedule of Components of Income Before Income Taxes
The components of Income before income taxes are as follows:

	Fiscal
	2023	2022	2021
U.S. sources	$1,562,011	$1,644,380	$1,597,820
Non-U.S. sources	7,577,321	7,551,787	6,163,296
Total	$9,139,332	$9,196,167	$7,761,116

Reconciliation of the U.S. federal statutory income tax rate to effective tax rate
The reconciliation of the U.S. federal statutory income tax rate to our effective income tax rate is as follows:

	Fiscal
	2023	2022 (2)	2021 (2)
U.S. federal statutory income tax rate	21.0%	21.0%	21.0%
U.S. state and local taxes, net	1.3	1.1	1.2
Non-U.S. operations taxed at other rates	1.4	0.8	1.1
Final determinations (1)	(1.0)	(0.9)	(1.7)
Other net activity in unrecognized tax benefits	3.2	3.0	2.8
Excess tax benefits from share based payments	(1.3)	(3.0)	(2.1)
Foreign-derived intangible income deduction	(2.3)	(1.1)	(0.9)
Other, net	1.1	3.1	1.4
Effective income tax rate	23.4%	24.0%	22.8%
(1)Final determinations include final agreements with tax authorities and expirations of statutes of limitations.
(2)Prior period amounts have been reclassified to conform with the current period presentation.

Schedule of Components of Deferred Tax Assets And Liabilities
The components of our deferred tax assets and liabilities included the following:

	August 31, 2023	August 31, 2022 (1)
Deferred tax assets
Pensions	$518,782	$501,475
Compensation and benefits	909,894	930,284
Share-based compensation	518,126	436,740
Tax credit carryforwards	1,380,841	940,640
Net operating loss carryforwards	172,690	180,610
Deferred amortization deductions	842,471	852,513
Indirect effects of unrecognized tax benefits	315,145	356,841
Licenses and other intangibles	1,089,720	1,322,464
Leases	715,393	759,399
Capitalized research costs	363,135	—
Other	657,346	477,143
Total deferred tax assets	7,483,543	6,758,109
Valuation allowance	(1,480,678)	(1,056,022)
Deferred tax assets, net of valuation allowance	6,002,865	5,702,087
Deferred tax liabilities
Pensions	(205,411)	(146,553)
Revenue recognition	(77,864)	(106,580)
Investments in subsidiaries	(176,539)	(162,873)
Intangibles	(647,477)	(581,105)
Leases	(625,190)	(687,428)
Other	(510,786)	(334,932)
Total deferred tax liabilities	(2,243,267)	(2,019,471)
Net deferred tax assets	$3,759,598	$3,682,616
(1)Prior period amounts have been reclassified to conform with the current period presentation.

Reconciliation of Unrecognized Tax Benefits
A reconciliation of the beginning and ending amounts of unrecognized tax benefits is as follows:

	Fiscal
	2023	2022
Balance, beginning of year	$1,469,336	$1,344,460
Additions for tax positions related to the current year	446,929	356,089
Additions for tax positions related to prior years	99,926	29,060
Reductions for tax positions related to prior years	(152,799)	(69,023)
Statute of limitations expirations	(72,039)	(62,393)
Settlements with tax authorities	(60,292)	(2,109)
Cumulative translation adjustment	13,420	(126,748)
Balance, end of year	$1,744,481	$1,469,336